Employee Benefit (Tables)	12 Months Ended
Dec. 31, 2019
Compensation And Retirement Disclosure [Abstract]
Schedule of Changes in Obligations of Defined Benefit Plans

Changes in obligations of the defined benefit plans is as follows (in thousands):

	As of December 31,
	2019	2018
Benefit obligation at the beginning of the period	$1,173	$947
Change in scope of consolidation	—	155
Service cost	165	152
Interest cost	33	22
Actuarial loss	89	11
Benefit paid	(13)	(67)
Foreign exchange translation reserve	(23)	(47)

Benefit obligation at the end of the period	$1,424	$1,173

Of which:
Current (1)	$26	$26
Long-term	$1,398	$1,147

(1)	Included within “Payroll and payroll related accrued liabilities” in the accompanying consolidated balance sheets.

Schedule of Assumptions Used to Determine Pension Benefit Obligations

The assumptions used to determine benefit obligations at year-end are as follows:

	As of December 31,
	2019	2018
Discount rate for Kaleyra S.p.A. (1)	0.78%	1.74%
Discount rate for Solutions Infini (2)	7.25%	7.75%
Rate of compensation increase for Kaleyra S.p.A.	0.50% - 3.00%	0.50% - 3.00%
Rate of compensation increase for Solutions Infini	15.00%	15.00%

(1)	The discount rate for Kaleyra S.p.A. is based on the Euro area composite yields AA with a duration equal to the estimated term of the obligations, examined as of December 31, 2019.
(2)	The discount rate for Solutions Infini is based on the prevailing market yields of Indian government securities at the balance sheet date for the estimated term of the obligations.